ANNUAL REPORT

MAY 31, 1998

-------------------

WEALTHBUILDER II
PORTFOLIOS


[LOGO]NORWEST WEALTHBUILDER II



NORWEST
WEALTHBUILDER II
GROWTH BALANCED
PORTFOLIO

-------------------

NORWEST
WEALTHBUILDER II
GROWTH AND INCOME
PORTFOLIO

-------------------

NORWEST
WEALTHBUILDER II
GROWTH PORTFOLIO


NOT FDIC INSURED.    NO BANK GUARANTEE.    MAY LOSE VALUE.

 TABLE OF CONTENTS                                                  MAY 31, 1998
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
A MESSAGE TO OUR SHAREHOLDERS.............................................    1
INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA..........................    2
       Norwest WealthBuilder II Growth Balanced Portfolio.................    2
       Norwest WealthBuilder II Growth & Income Portfolio.................    3
       Norwest WealthBuilder II Growth Portfolio..........................    4
INDEPENDENT AUDITORS' REPORT..............................................    5
FINANCIAL STATEMENTS
       Statements of Assets and Liabilities...............................    6
       Statements of Operations...........................................    7
       Statements of Changes in Net Assets................................    8
       Financial Highlights...............................................    9
       Notes to Financial Statements......................................   10
       Supplementary Information (Unaudited)..............................   12
       Schedules of Investments...........................................   13
            Norwest WealthBuilder II Growth Balanced Portfolio............   13
            Norwest WealthBuilder II Growth & Income Portfolio............   13
            Norwest WealthBuilder II Growth Portfolio.....................   13

                                                                    [LOGO]

 A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                                        July 21, 1998

           Dear Valued Shareholder,

               We are pleased to present the 1998 Annual Report for Norwest WealthBuilder II Portfolios. This report includes the three Norwest WealthBuilder II portfolios: Growth
           Balanced, Growth & Income, and Growth portfolios.

               In the six months since their October 1, 1997 introduction, the Norwest WealthBuilder II portfolios' net assets increased to $23 million (as of May 31, 1998). Overall performance of the portfolios has been solid, in spite of market fluctuations. Our success can be partly attributed to the confidence and support of you, our shareholders, generated by the continued positive performance of the Norwest WealthBuilder II Portfolios. Of course, we will continue to provide prudent management to maintain your trust.

               Events in Southeast Asia dominated headlines since the October 1, 1997 introduction. Asia's emerging markets were battered by a currency free fall that began in Thailand and swept across Malaysia, Indonesia, South Korea, Hong Kong and the Philippines, sparking a rout from which the region has not yet recovered. At the same time, Japan's economic and banking problems sent the country into a severe recession.

               While the U.S. economy has felt the impact of the Asian "flu", our financial markets have proved quite resilient. Indeed, the combination of low inflation, declining interest rates and strong consumer spending have helped our economy grow at a steady rate, with the S&P 500 Index climbing nearly 30% during the full year ended May 31, 1998. Because our underlying economic fundamentals remain solid, we are cautiously optimistic that U.S. financial markets will continue to perform relatively well. Still, investors will experience volatile equity markets until Asian economies improve.

               One of the most significant effects of developments in Asia has been the historic "decoupling" of U.S. stock and bond markets. Deflationary forces, especially evident in commodity prices, have lowered our overall inflation rate to very near one percent. Therefore, concerns over Federal Reserve Bank tightening of short-term interest rates have waned, once again.

               While the stock market has retreated from recent highs due to concerns over corporate earnings, the bond market has staged a remarkable rally in this environment. Yields on 30-Year Treasury Bonds have declined, breaking through levels that many thought were impenetrable without evidence of an economic slowdown.

               Keep in mind that not all global markets are in turmoil. European markets have surged during the past year thanks to falling interest rates married with growing enthusiasm for the EURO. In fact, conversion to the EURO, which will be introduced January 1, 1999, has accelerated the movement toward greater competitiveness and free-market capitalism. As a result, Europe's market indices have climbed more than a third in the last year.

               As you know, we implement asset allocation in each of the Norwest WealthBuilder II Portfolios. Despite the fluctuations in market activity abroad, Norwest WealthBuilder II Portfolios' fundamentals remain solid. In fact, the market volatility underscores the need to diversify your portfolio and focus on asset allocation to help manage risk. Although no changes were made to the Norwest WealthBuilder II Portfolios, we will continue to monitor events closely and make any necessary changes in both asset allocation and fund selection.

               Along with Norwest WealthBuilder II, we offer a wide variety of mutual funds--including new funds we introduced this year--to meet your investment needs and risk tolerance. In addition, we continue to offer personalized service to help you achieve your goals. If you have questions or need information, please call us at 1-(800) 338-1348 or 1-(612) 667-8833, option 2. Thank you for choosing Norwest WealthBuilder II. We look forward to working with you in the future.

                                         Sincerely,

                                         /s/ John Y. Keffer
                                         John Y. Keffer
                                         CHAIRMAN, NORWEST ADVANTAGE
                                         FUNDS

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA                   MAY 31, 1998
--------------------------------------------------------------------------------
 WEALTHBUILDER II GROWTH BALANCED PORTFOLIO

THE WEALTHBUILDER II GROWTH BALANCED PORTFOLIO was launched on October 1, 1997. The assets of the Portfolio are invested in twelve different stock and bond mutual funds and experienced a return of 8.35% (does not include sales load) since its inception through May 31, 1998. The proportion of assets in stocks and bonds is determined by a proprietary investment strategy called the Tactical Asset Allocation model, which seeks to enhance performance by shifting between stocks and bonds depending upon market conditions. At May 31, 1998, 33.9% of assets were invested in fixed income funds, while the remaining 66.1% were in equity holdings. The bond investing styles include government, agency, mortgage-backed, corporate and international bonds. The equity styles are large cap growth, large cap value, small company and international holdings. Of the twelve mutual funds that comprise the long-term portion of the Portfolio, two are Norwest Advantage Funds, two are portfolios of Core Trust (Delaware), one is a portfolio of Schroder Capital Funds, three are from the Putnam family, one is managed by AIM, two by Franklin/Templeton and one by Massachusetts Financial Services.

The twelve months ended May 31, 1998 has been a profitable one for investors in the domestic equity market. A healthy economy and benign inflation, which has displayed no signs of acceleration, coupled with sizable cash inflows to the market, have all helped fuel the continuing stock market rally. Large company stocks were the best performers during the twelve months ended May 31, 1998, with the S&P 500 Index of large cap stocks gaining 30.68%. Small cap stocks, represented by the Russell 2000 Index, also fared well, returning 21.40%. Returns in foreign equity markets were more volatile during the year. While European markets generally fared well, Asian markets performed quite poorly. The currency crisis that hit the developing South Asian markets in late 1997 had a ripple effect, spreading to the more mature markets of the Pacific Rim as well. The MSCI EAFE Index of international stocks gained 11.11% during the twelve months ended May 31, 1998.

The twelve months ended May 31, 1998 also proved to be a healthy environment for bonds. Continued economic growth and favorable news on inflation helped fuel a market rally. Bond yields declined significantly across the yield curve, with the yield on the 30-Year Treasury Bond falling 1.11% during the fiscal year. The Lehman Brothers Intermediate Government/ Corporate Index, which is commonly used as a measure of the performance of intermediate maturity bonds, gained 8.84% during the twelve months ended May 31, 1998.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
WEALTHBUILDER II GROWTH BALANCED PORTFOLIO VS. STANDARD & POORS 500 INDEX ("S&P
                                    INDEX"),
   RUSSELL 2000 INDEX ("RUSSELL INDEX"), MSCI EAFE INDEX ("MSCI INDEX"), AND
                     FUND COMPOSITE BENCHMARK ("BENCHMARK")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Portfolio, including reinvested dividends and distributions since inception. The result is compared with three broad-based securities market indices and a peer based average. The Portfolio's total return includes operating expenses and sales charges that reduce returns, while the total return of the Indices do not. The Benchmark does not include sales charges but does include management fees and expenses. Investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                  TOTAL RETURN AS OF MAY 31, 1998
                      -------------------------------------------------------
                       GROWTH                RUSSELL     MSCI
                      BALANCED   S&P INDEX    INDEX      INDEX    BENCHMARK*
                      ---------  ---------  ---------  ---------  -----------
SINCE INCEPTION            6.73%     16.36%      1.20%     11.15%       6.92%
INCEPTION DATE          10/1/97    9/30/97    9/30/97    9/30/97     9/30/97
VALUE MAY 31, 1998      $10,673    $11,636    $10,120    $11,115     $10,692

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            GROWTH BALANCED      S&P       RUSSELL       MSCI       LIPPER
9/30/97            $9,850.00  $10,000.00  $10,000.00  $10,000.00  $10,000.00
10/31/97           $9,810.60   $9,666.00   $9,560.70   $9,472.07   $9,736.62
11/30/97           $9,820.45  $10,113.44   $9,498.86   $9,638.08   $9,806.60
12/31/97           $9,911.68  $10,287.13   $9,665.12   $9,753.93   $9,914.78
1/31/98            $9,970.97  $10,400.90   $9,512.59  $10,024.13   $9,977.90
2/28/98           $10,386.01  $11,151.02  $10,215.97  $10,700.58  $10,435.99
3/31/98           $10,702.24  $11,722.06  $10,637.31  $11,150.79  $10,766.82
4/30/98           $10,810.94  $11,839.98  $10,696.17  $11,258.08  $10,847.72
5/31/98           $10,672.59  $11,636.45  $10,120.10  $11,115.31  $10,692.38

* Composite benchmark represents the appropriate base allocation percentages applied to the Lipper Universe averages of the underlying component portfolios. Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED. RETURNS FOR LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE PORTFOLIO HAS A MAXIMUM 1.5% SALES LOAD.

THE PORTFOLIO IS PROFESSIONALLY MANAGED WHILE THE INDICES ARE UNMANAGED AND ARE NOT AVAILABLE FOR INVESTMENT.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONTINUED)       MAY 31, 1998
--------------------------------------------------------------------------------
 WEALTHBUILDER II GROWTH & INCOME PORTFOLIO

THE WEALTHBUILDER II GROWTH & INCOME PORTFOLIO was launched on October 1, 1997. The assets of the Portfolio are invested in eight different equity mutual funds and experienced a return of 9.75% (does not include sales load) since its inception through May 31, 1998. The Portfolio seeks enhanced performance with reduced volatility through diversification among different equity investing styles. At the end of the fiscal year, 30% of assets were invested in the large cap growth style, 30% in large cap value, 20% in small company stocks and 20% in international holdings. Of the eight mutual funds that comprise the long-term portion of the Portfolio, one is a Norwest Advantage Fund, two are portfolios of Core Trust (Delaware), one is a portfolio of Schroder Capital Funds, two are from the Putnam family, one is managed by AIM and one by Franklin/Templeton.

The twelve months ended May 31, 1998 has been a profitable one for investors in the domestic equity market. A healthy economy and benign inflation, which has displayed no signs of acceleration, coupled with sizable cash inflows to the market, have all helped fuel the continuing stock market rally. Large company stocks were the best performers during the twelve months ended May 31, 1998, with the S&P 500 Index of large cap stocks gaining 30.68%. Small cap stocks, represented by the Russell 2000 Index, also fared well, returning 21.25%. Returns in foreign equity markets were more volatile during the year. While European markets generally fared well, Asian markets performed quite poorly. The currency crisis that hit the developing South Asian markets in late 1997 had a ripple effect, spreading to the more mature markets of the Pacific Rim as well. The MSCI EAFE Index of international stocks gained 11.11% during the twelve months ended May 31, 1998.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
WEALTHBUILDER II GROWTH & INCOME PORTFOLIO VS. STANDARD & POORS 500 INDEX ("S&P
                                    INDEX"),
   RUSSELL 2000 INDEX ("RUSSELL INDEX"), MSCI EAFE INDEX ("MSCI INDEX"), AND
                     FUND COMPOSITE BENCHMARK ("BENCHMARK")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Portfolio, including reinvested dividends and distributions since inception. The result is compared with three broad-based securities market indices and a peer based average. The Portfolio's total return includes operating expenses and sales charges that reduce returns, while the total return of the Indices do not. The Benchmark does not include sales charges but does include management fees and expenses. Investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                   TOTAL RETURN AS OF MAY 31, 1998
                      ---------------------------------------------------------
                       GROWTH &                RUSSELL     MSCI
                        INCOME     S&P INDEX    INDEX      INDEX    BENCHMARK*
                      -----------  ---------  ---------  ---------  -----------
SINCE INCEPTION             8.11%      16.36%      1.20%     11.15%       7.71%
INCEPTION DATE           10/1/97     9/30/97    9/30/97    9/30/97     9/30/97
VALUE MAY 31, 1998       $10,811     $11,636    $10,120    $11,115     $10,771

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
            GROWTH & INCOME      S&P       RUSSELL       MSCI       LIPPER
9/30/97            $9,850.00  $10,000.00  $10,000.00  $10,000.00  $10,000.00
10/31/97           $9,446.15   $9,666.00   $9,560.70   $9,472.07   $9,550.15
11/30/97           $9,584.05  $10,113.44   $9,498.86   $9,638.08   $9,636.87
12/31/97           $9,726.70  $10,287.13   $9,665.12   $9,753.93   $9,754.48
1/31/98            $9,835.10  $10,400.90   $9,512.59  $10,024.13   $9,781.94
2/28/98           $10,455.95  $11,151.02  $10,215.97  $10,700.58  $10,468.34
3/31/98           $10,928.98  $11,722.06  $10,637.31  $11,150.79  $10,952.34
4/30/98           $11,066.95  $11,839.98  $10,696.17  $11,258.08  $11,052.72
5/31/98           $10,810.73  $11,636.45  $10,120.10  $11,115.31  $10,771.15

* Composite benchmark represents the appropriate base allocation percentages applied to the Lipper Universe averages of the underlying component portfolios. Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED. RETURNS FOR LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE PORTFOLIO HAS A MAXIMUM 1.5% SALES LOAD.

THE PORTFOLIO IS PROFESSIONALLY MANAGED WHILE THE INDICES ARE UNMANAGED AND ARE NOT AVAILABLE FOR INVESTMENT.

                                                                    [LOGO]

 INVESTMENT ADVISER'S REPORT AND PERFORMANCE DATA (CONCLUDED)       MAY 31, 1998
--------------------------------------------------------------------------------
 WEALTHBUILDER II GROWTH PORTFOLIO

THE WEALTHBUILDER II GROWTH PORTFOLIO was launched on October 1, 1997. The assets of the Portfolio are invested in eight different equity mutual funds and experienced a return of 10.17% (does not include sales load) since its inception through May 31, 1998. The proportion of assets in different equity styles is determined by a proprietary investment strategy called the Tactical Equity Allocation model, which seeks to enhance performance by shifting between equity styles depending upon market conditions. Accordingly, at the end of the fiscal year, 64.1% of assets were invested in the large cap growth style, 18.3% in large cap value, 7.8% in small company stocks and 9.8% in international holdings. Of the eight mutual funds that comprise the long-term portion of the Portfolio, one is a Norwest Advantage Fund, two are portfolios of Core Trust (Delaware), one is a portfolio of Schroder Capital Funds, two are from the Putnam family, one is managed by AIM and one by Franklin/Templeton.

The twelve months ended May 31, 1998 has been a profitable one for investors in the domestic equity market. A healthy economy and benign inflation, which has displayed no signs of acceleration, coupled with sizable cash inflows to the market, have all helped fuel the continuing stock market rally. Large company stocks were the best performers during the twelve months ended May 31, 1998 with the S&P 500 Index of large cap stocks gaining 30.68%. Small cap stocks, represented by the Russell 2000 Index, also fared well, returning 21.25%. Returns in foreign equity markets were more volatile during the year. While European markets generally fared well, Asian markets performed quite poorly. The currency crisis that hit the developing South Asian markets in late 1997 had a ripple effect, spreading to the more mature markets of the Pacific Rim as well. The MSCI EAFE Index of international stocks gained 11.11% during the twelve months ended May 31, 1998.

THE OPINIONS EXPRESSED REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH MAY 31, 1998. THE MANAGER'S OPINIONS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS. THE COMPOSITION, INDUSTRIES AND HOLDINGS OF THE PORTFOLIO ARE SUBJECT TO CHANGE.

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
WEALTHBUILDER II GROWTH PORTFOLIO VS. STANDARD & POORS 500 INDEX ("S&P INDEX"),
   RUSSELL 2000 INDEX ("RUSSELL INDEX"), MSCI EAFE INDEX ("MSCI INDEX"), AND
                     FUND COMPOSITE BENCHMARK ("BENCHMARK")
--------------------------------------------------------------------------------
The following chart reflects the value of a $10,000 investment in the Portfolio, including reinvested dividends and distributions since inception. The result is compared with three broad-based securities market indices and a peer based average. The Portfolio's total return includes operating expenses and sales charges that reduce returns, while the total return of the Indices do not. The Benchmark does not include sales charges but does include management fees and expenses. Investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                                  TOTAL RETURN AS OF MAY 31, 1998
                      -------------------------------------------------------
                                             RUSSELL     MSCI
                       GROWTH    S&P INDEX    INDEX      INDEX    BENCHMARK*
                      ---------  ---------  ---------  ---------  -----------
SINCE INCEPTION            8.51%     16.36%      1.20%     11.15%       7.33%
INCEPTION DATE          10/1/97    9/30/97    9/30/97    9/30/97     9/30/97
VALUE MAY 31, 1998      $10,851    $11,636    $10,120    $11,115     $10,733

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             GROWTH       S&P       RUSSELL       MSCI       LIPPER
9/30/97     $9,850.00  $10,000.00  $10,000.00  $10,000.00  $10,000.00
10/31/97    $9,623.45   $9,666.00   $9,560.70   $9,472.07   $9,508.18
11/30/97    $9,741.65  $10,113.44   $9,498.86   $9,638.08   $9,560.34
12/31/97    $9,826.43  $10,287.13   $9,665.12   $9,753.93   $9,669.75
1/31/98     $9,924.99  $10,400.90   $9,512.59  $10,024.13   $9,715.72
2/28/98    $10,506.50  $11,151.02  $10,215.97  $10,700.58  $10,395.58
3/31/98    $10,959.87  $11,722.06  $10,637.31  $11,150.79  $10,883.31
4/30/98    $11,117.57  $11,839.98  $10,696.17  $11,258.08  $10,989.31
5/31/98    $10,851.46  $11,636.45  $10,120.10  $11,115.31  $10,733.31

* Composite benchmark represents the appropriate base allocation percentages applied to the Lipper Universe averages ofthe underlying component portfolios. Lipper Analytical Services, Inc. is an independent mutual fund rating service that ranks funds in various fund categories by making comparative calculations using total returns. Although gathered from reliable sources, data accuracy and completeness cannot be guaranteed.

TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN VOLUNTARILY WAIVED AND/OR REIMBURSED. RETURNS FOR LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE PORTFOLIO HAS A MAXIMUM 1.5% SALES LOAD.

THE PORTFOLIO IS PROFESSIONALLY MANAGED WHILE THE INDICES ARE UNMANAGED AND ARE NOT AVAILABLE FOR INVESTMENT.

                                                                    [LOGO]

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders
Norwest Advantage Funds

We have audited the accompanying statements of assets and liabilities of Norwest WealthBuilder II Growth Balanced Portfolio, Norwest WealthBuilder II Growth & Income Portfolio and Norwest WealthBuilder II Growth Portfolio, portfolios of Norwest Advantage Funds (collectively the "Funds"), including the schedules of investments, as of May 31, 1998, and the related statements of operations, statements of changes in net assets and financial highlights for the period from October 1, 1997 (commencement of operations) to May 31, 1998. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of May 31, 1998, the results of their operations, changes in their net assets and financial highlights for the period from October 1, 1997 to May 31, 1998, in conformity with generally accepted accounting principles.

                                                   [SIGNATURE]
Boston, Massachusetts
July 21, 1998

                                                                    [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES                               MAY 31, 1998
--------------------------------------------------------------------------------

                                                             NORWEST            NORWEST
                                                        WEALTHBUILDER II   WEALTHBUILDER II        NORWEST
                                                             GROWTH            GROWTH &       WEALTHBUILDER II
                                                            BALANCED            INCOME             GROWTH
                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                        -----------------  -----------------  -----------------
ASSETS
  Investments (Note 2)
    Investments at cost...............................     $ 8,939,345        $ 8,129,729        $ 5,524,015
    Net unrealized appreciation.......................         297,300            347,142            254,549
                                                        -----------------  -----------------  -----------------
    TOTAL INVESTMENTS AT VALUE........................       9,236,645          8,476,871          5,778,564
  Receivable for Fund shares issued...................         169,172            225,618             12,495
  Organization costs, net of amortization (Note 2)....           7,615              7,615              7,615
  Other receivables...................................           3,044                 31                 42
                                                        -----------------  -----------------  -----------------
TOTAL ASSETS..........................................       9,416,476          8,710,135          5,798,716
                                                        -----------------  -----------------  -----------------

LIABILITIES
  Accrued expenses and other liabilities..............         114,332             84,348            103,482
  Payable for Fund shares redeemed....................           2,500              3,000                  -
                                                        -----------------  -----------------  -----------------
TOTAL LIABILITIES.....................................         116,832             87,348            103,482
                                                        -----------------  -----------------  -----------------
NET ASSETS............................................     $ 9,299,644        $ 8,622,787        $ 5,695,234
                                                        -----------------  -----------------  -----------------
                                                        -----------------  -----------------  -----------------

COMPONENTS OF NET ASSETS
  Paid in capital.....................................     $ 8,957,419        $ 8,267,709        $ 5,427,440
  Undistributed net investment income.................          35,998                  -                  -
  Accumulated net realized gains on investments
    sold..............................................           8,927              7,936             13,245
  Net unrealized appreciation on investments..........         297,300            347,142            254,549
                                                        -----------------  -----------------  -----------------
NET ASSETS............................................     $ 9,299,644        $ 8,622,787        $ 5,695,234
                                                        -----------------  -----------------  -----------------
                                                        -----------------  -----------------  -----------------
SHARES OF BENEFICIAL INTEREST.........................         861,387            786,052            517,306

NET ASSET VALUE PER SHARE AND REDEMPTION PRICE PER
 SHARE................................................     $     10.80        $     10.97        $     11.01

OFFERING PRICE PER SHARE
  (Net Asset Value Per Share/(1-Maximum Sales
    Load))............................................     $     10.96        $     11.14        $     11.18

MAXIMUM SALES LOAD....................................            1.50%              1.50%              1.50%

                                                                    [LOGO]
See Notes to Financial Statements

 STATEMENTS OF OPERATIONS                          PERIOD ENDED MAY 31, 1998 (a)
--------------------------------------------------------------------------------

                                                             NORWEST            NORWEST
                                                        WEALTHBUILDER II   WEALTHBUILDER II        NORWEST
                                                             GROWTH            GROWTH &       WEALTHBUILDER II
                                                            BALANCED            INCOME             GROWTH
                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                        -----------------  -----------------  -----------------
INVESTMENT INCOME
  Dividend income(b)..................................      $  67,212          $   8,005          $   6,436
  Net investment income allocated from
    Core Portfolios (Note 2)..........................          9,211             10,616              5,859
  Interest Income.....................................            636                355                457
                                                             --------           --------           --------
TOTAL INCOME..........................................         77,059             18,976             12,752

EXPENSES
  Advisory (Note 3)...................................          9,786              7,907              5,939
  Administration (Note 3).............................          1,398              1,130                848
  Management (Note 3).................................          1,398              1,130                848
  Transfer agent (Note 3).............................          6,990              5,648              4,242
  Custody (Note 3)....................................            559                452                339
  Accounting (Note 3).................................         11,500             11,500             11,500
  Legal...............................................             29                 23                 17
  Registration........................................         14,446             14,251             13,421
  Audit...............................................          5,000              5,000              5,000
  Trustees............................................             21                 16                 13
  Distribution fees (Note 3)..........................         20,971             16,943             12,726
  Amortization of organization costs (Note 2).........          1,172              1,172              1,172
  Miscellaneous.......................................            541                352                260
                                                             --------           --------           --------
TOTAL EXPENSES........................................         73,811             65,524             56,325

  FEES WAIVED AND EXPENSES REIMBURSED (NOTE 5)........        (38,883)           (37,309)           (35,132)
                                                             --------           --------           --------
NET EXPENSES..........................................         34,928             28,215             21,193
                                                             --------           --------           --------
NET INVESTMENT INCOME (LOSS)..........................         42,131             (9,239)            (8,441)
                                                             --------           --------           --------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized loss allocated from Core Portfolios
    (Note 2)..........................................        (15,407)           (18,546)           (10,724)
  Net realized gain (loss) on investments sold........          1,690              6,495             (6,502)
  Realized gain distributions from Underlying Funds...         22,872             19,815             30,511
  Net change in unrealized appreciation allocated from
    Core Portfolios (Note 2)..........................        146,803            159,184             77,733
  Net change in unrealized appreciation on
    investments.......................................        150,497            187,958            176,816
                                                             --------           --------           --------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS......        306,455            354,906            267,834
                                                             --------           --------           --------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS...........................................      $ 348,586          $ 345,667          $ 259,393
                                                             --------           --------           --------
                                                             --------           --------           --------

(a) The Portfolios commenced operations on October 1, 1997

(b) Net of foreign withholding taxes of $484, $580 and $183, respectively

                                                                    [LOGO]
See Notes to Financial Statements

 STATEMENTS OF CHANGES IN NET ASSETS               PERIOD ENDED MAY 31, 1998 (c)
--------------------------------------------------------------------------------

                                                         NORWEST            NORWEST
                                                    WEALTHBUILDER II   WEALTHBUILDER II        NORWEST
                                                         GROWTH            GROWTH &       WEALTHBUILDER II
                                                        BALANCED            INCOME             GROWTH
                                                        PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                    -----------------  -----------------  -----------------
NET ASSETS, BEGINNING OF PERIOD...................     $         -        $         -        $         -
                                                    -----------------  -----------------  -----------------

OPERATIONS
  Net investment income (loss)....................          42,131             (9,239)            (8,441)
  Net realized gains on investments sold..........           9,156              7,763             13,287
  Net change in unrealized appreciation on
    investments...................................         297,299            347,143            254,547
                                                    -----------------  -----------------  -----------------
  Net increase in net assets resulting from
    operations....................................         348,586            345,667            259,393
                                                    -----------------  -----------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income...........................          (7,570)              (734)              (777)
                                                    -----------------  -----------------  -----------------

CAPITAL SHARE TRANSACTIONS (a)
  Sale of shares..................................       9,510,370          8,483,267          5,553,468
  Reinvestment of distributions...................           7,570                734                777
  Redemption of shares............................        (559,312)          (206,147)          (117,627)
                                                    -----------------  -----------------  -----------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS......       8,958,628          8,277,854          5,436,618
                                                    -----------------  -----------------  -----------------
NET INCREASE IN NET ASSETS........................       9,299,644          8,622,787          5,695,234
                                                    -----------------  -----------------  -----------------

NET ASSETS--MAY 31, 1998 (b)......................     $ 9,299,644        $ 8,622,787        $ 5,695,234
                                                    -----------------  -----------------  -----------------
                                                    -----------------  -----------------  -----------------
(a)Shares Issued (Redeemed)
 Sale of shares...................................         915,734            804,995            527,897
 Reinvestment of distributions....................             764                 76                 79
 Redemption of shares.............................         (55,111)           (19,019)           (10,670)
                                                    -----------------  -----------------  -----------------
NET INCREASE FROM SHARE TRANSACTIONS..............         861,387            786,052            517,306
                                                    -----------------  -----------------  -----------------
                                                    -----------------  -----------------  -----------------
(b)Includes undistributed net investment income,
 May 31, 1998                                          $    35,998        $         -        $         -
                                                    -----------------  -----------------  -----------------
                                                    -----------------  -----------------  -----------------

(c)The Portfolios commenced operations on October 1, 1997

                                                                    [LOGO]
See Notes to Financial Statements

                                           SELECTED DATA FOR A SHARE OUTSTANDING
 FINANCIAL HIGHLIGHTS                   DURING THE PERIOD ENDED MAY 31, 1998 (a)
--------------------------------------------------------------------------------

                                                        NORWEST            NORWEST
                                                    WEALTHBUILDER II   WEALTHBUILDER II       NORWEST
                                                         GROWTH            GROWTH &       WEALTHBUILDER II
                                                        BALANCED            INCOME             GROWTH
                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                    ----------------   ----------------   ----------------

Net Asset Value, Beginning of Period(a)...........       $10.00             $10.00             $10.00
                                                         ------             ------             ------

Investment Operations
  Net Investment Income (Loss)....................         0.07                  -              (0.01)
  Net Realized and Unrealized Gain on
    Investments...................................         0.76               0.97               1.03
                                                         ------             ------             ------
Total from Investment Operations..................         0.83               0.97               1.02
                                                         ------             ------             ------

Distributions From
  Net Investment Income...........................        (0.03)                 -              (0.01)
                                                         ------             ------             ------
Net Asset Value, End of Period....................       $10.80             $10.97             $11.01
                                                         ------             ------             ------
                                                         ------             ------             ------

Total Return(b)(c)................................         8.35%              9.75%             10.17%

Ratio/Supplementary Data
  Net Assets at End of Period (in thousands)......       $9,300             $8,623             $5,695

Ratios to Average Net Assets
  Expenses including reimbursement/waiver of
    fees(d).......................................         1.25%              1.25%              1.25%
  Expenses excluding reimbursement/waiver of
    fees(d).......................................         2.64%              2.90%              3.32%
  Net investment income (loss) including
    reimbursement/
    waiver of fees(d).............................         0.02%             (0.41)%            (0.50)%
Portfolio Turnover Rate...........................        20.20%              7.19%             15.60%

(a) The Portfolios commenced operations on October 1, 1997

(b) Not annualized

(c) Total return calculation does not include sales charge. Total return would have been lower had certain expenses not been reduced during the period shown (Note 5)

(d) Annualized

                                                                    [LOGO]
See Notes to Financial Statements

 NOTES TO FINANCIAL STATEMENTS                                      MAY 31, 1998
--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Each of the Norwest WealthBuilder II portfolios is a diversified series of Norwest Advantage Funds ("Trust") which is organized as a Delaware business trust and is registered as an open-end management investment company. Norwest WealthBuilder II Growth Balanced Portfolio, Norwest WealthBuilder II Growth & Income Portfolio and Norwest WealthBuilder II Growth Portfolio (each a "Portfolio" and collectively the "Portfolios") are separate investment portfolios designed to offer access to professionally managed mutual funds from well-known fund groups. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolios commenced operations on October 1, 1997. Each Portfolio seeks to achieve its objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and non-affiliated funds ("Underlying Funds"). The Underlying Funds incur expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements, and may be obtained from Norwest Shareholders Services.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies:

SECURITY VALUATION--The Trust determines the net asset value per share as of the close of trading on the New York Stock Exchange on each Portfolio business day (generally 4:00 p.m. Eastern time). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date. The Portfolios' investments in the Underlying Funds structured as partnerships (the "Core Funds") are valued daily based upon each Portfolio's proportionate share of each Core Fund's net assets, which are also valued daily. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

FEDERAL TAXES--Each Portfolio intends to qualify, and continue to qualify, each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, each Portfolio will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Portfolios, timing differences and differing characterizations of distributions made by the Portfolios.

INVESTMENT INCOME AND ALLOCATED NET REALIZED AND UNREALIZED GAINS--Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Each Portfolio records its pro-rata share of the Core Portfolios' net investment income and realized and unrealized gain and loss daily. These amounts are included in each Portfolio's Statement of Operations under the captions Net investment income allocated from Core Portfolios, Net realized loss allocated from Core Portfolios and Net change in unrealized appreciation allocated from Core Portfolios, respectively.

EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and operation of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios, based upon the relative average net assets of the Portfolios.

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          MAY 31, 1998
--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ORGANIZATION COSTS--Costs incurred by each Portfolio in connection with its organization and initial registration have been capitalized and are being amortized on a straight-line basis over a five-year period.

REPURCHASE AGREEMENTS--Each Portfolio, along with certain other Norwest Advantage Funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements. The Portfolios, through their custodian, receive delivery of the collateral, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the collateral at all times. In the event of default, a Portfolio may have difficulties with the disposition of such collateral.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER--The investment adviser of the Portfolios is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"), a subsidiary of Norwest Corporation. In most cases, affiliates of Norwest serve as investment subadviser for each affiliated Underlying Fund. For its services, with respect to allocating and monitoring the investment of each Portfolios' assets, the Adviser is paid an advisory fee directly by each Portfolio at an annual rate of 0.35% of its average daily net assets.

ADMINISTRATION AND DISTRIBUTION--The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). Forum Financial Services,
Inc.-Registered Trademark- ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., serves as each Portfolio's manager and distributor of the Portfolios' shares. For their administrative and management services, FAdS and FFSI each are entitled to receive a fee at an annual rate of 0.05% of each Portfolio's average daily net assets. FFSI receives no fees for its distribution services.

TRANSFER AGENT, CUSTODIAN AND OTHER SERVICES--Norwest serves as transfer and shareholder services agent for each Portfolio. For its services, Norwest is entitled to receive a fee with respect to each Portfolio at an annual rate of 0.25% of its average daily net assets. Norwest also serves as each Portfolio's custodian and may appoint subcustodians for any services and other assets held in depositories. For its custodial services, Norwest is entitled to receive a fee with respect to each Portfolio at an annual rate of: 0.02% of the first $100 million of the Portfolio's average daily net assets; 0.015% of the next $100 million of the Portfolio's average daily net assets; and 0.01% of the Portfolio's remaining average daily net assets.

Pursuant to a separate agreement, Forum Accounting Services, LLC ("FAcS"), an affiliate of the Portfolios' distributor, provides portfolio accounting services to each Portfolio.

DISTRIBUTION PLAN--The Trust may compensate FFSI under a Distribution Plan (the "Plan") adopted by the Trust for each Portfolio's shares under Rule 12b-1 of the Investment Company Act of 1940. FFSI, in turn, may use these payments to compensate others for services provided, or to reimburse others for expenses incurred, in connection with the distribution of shares. The Plan authorizes monthly payments at an annual rate of up to 0.75% of each Portfolios' average daily net assets.

 NOTE 4. SECURITIES TRANSACTIONS

The cost of purchases and the proceeds from sales (including maturities) of securities (excluding short-term investments) for the period ended May 31, 1998 were as follows:

                                                                                           COST OF    PROCEEDS
                                                                                          PURCHASES  FROM SALES
                                                                                          ---------  -----------
Norwest WealthBuilder II Growth Balanced Portfolio......................................  $7,339,669  $ 699,914
Norwest WealthBuilder II Growth & Income Portfolio......................................  5,357,349     195,841
Norwest WealthBuilder II Growth Portfolio...............................................  4,417,819     323,495

                                                                    [LOGO]

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                          MAY 31, 1998
--------------------------------------------------------------------------------

 NOTE 4. SECURITIES TRANSACTIONS (CONTINUED)

For federal income tax purposes, the tax cost of investment securities owned as of May 31, 1998, and the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation based on identified tax cost as of May 31, 1998, were as follows:

                                                                                                         NET
                                                                         UNREALIZED    UNREALIZED     UNREALIZED
                                                             TAX COST   APPRECIATION  DEPRECIATION   APPRECIATION
                                                             ---------  ------------  -------------  ------------
Norwest WealthBuilder II Growth Balanced Portfolio.........  $8,939,345  $  334,318     $  37,018     $  297,300
Norwest WealthBuilder II Growth & Income Portfolio.........  8,129,729      395,812        48,670        347,142
Norwest WealthBuilder II Growth Portfolio..................  5,524,015      280,857        26,308        254,549

 NOTE 5. VOLUNTARY WAIVERS AND REIMBURSEMENT OF EXPENSES

Norwest, FAdS and FFSI have voluntarily waived a portion of their fees and have reimbursed certain expenses of the Portfolios so that total expenses would not exceed certain expense limitations established for each Portfolio. Norwest, FAdS and FFSI, at their discretion, may revise or discontinue the voluntary fee waivers and expense reimbursements at any time. For the period ended May 31, 1998, fees waived and expenses reimbursed by the Trust's service providers were as follows:

                                                       FEES WAIVED                EXPENSES    TOTAL FEES
                                          -------------------------------------  REIMBURSED   WAIVED AND
                                           TRANSFER                              -----------   EXPENSES
                                             AGENT      FADS/FFSI    ADVISORY     FADS/FFSI   REIMBURSED
                                          -----------  -----------  -----------  -----------  -----------
Norwest WealthBuilder II Growth Balanced
 Portfolio..............................   $   6,990    $  14,297    $   9,786    $   7,810    $  38,883
Norwest WealthBuilder II Growth & Income
 Portfolio..............................       5,648       13,759        7,907        9,995       37,309
Norwest WealthBuilder II Growth
 Portfolio..............................       4,242       13,196        5,939       11,755       35,132

--------------------------------------------------------------------------------

 SUPPLEMENTARY INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

 FEDERAL TAX STATUS OF DIVIDENDS DECLARED (UNAUDITED)

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of qualifying dividends eligible for the corporate dividends received deduction for Norwest WealthBuilder II Growth Balanced Portfolio was 99.41%.

                                                                    [LOGO]

 SCHEDULES OF INVESTMENTS                                           MAY 31, 1998
--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE

-----------------------------------------------------------------
           NORWEST WEALTHBUILDER II GROWTH BALANCED PORTFOLIO
-----------------------------------------------------------------
UNDERLYING FUNDS (99.0%)
      25,767    AIM Blue Chip Fund - Class A              $       925,312
      23,092    Franklin Small Cap Growth Fund                    558,842
         N/A    Income Equity Portfolio of Core Trust
                  (Delaware)(a)                                   924,373
     102,592    Norwest Intermediate Government Income
                  Fund                                          1,151,077
         N/A    International Portfolio of Core Trust
                  (Delaware)(a)                                   656,348
      78,091    MFS High Income Fund                              442,001
      31,827    Norwest Advantage ValuGrowth Stock Fund
                  - Class A                                       833,258
      43,738    Putnam Growth & Income Fund                       925,076
     148,986    Putnam Income Fund                              1,062,272
      28,035    Putnam International Growth Fund - Class
                  A                                               561,268
         N/A    Schroder U.S. Smaller Companies
                  Portfolio(a)                                    658,596
      45,708    Templeton Global Bond                             442,452
                                                          ---------------

TOTAL UNDERLYING FUNDS (COST $8,843,575)                        9,140,875
                                                          ---------------
TIME DEPOSITS (1.0%)
      95,770    PNC Bank Corp. (cost $95,770)                      95,770
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $8,939,345)              $     9,236,645
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
           NORWEST WEALTHBUILDER II GROWTH & INCOME PORTFOLIO
-----------------------------------------------------------------
UNDERLYING FUNDS (99.2%)
      34,989    AIM Blue Chip Fund - Class A              $     1,256,482
      34,873    Franklin Small Cap Growth Fund                    843,931
         N/A    Income Equity Portfolio of Core Trust
                  (Delaware)(a)                                 1,257,405
         N/A    International Portfolio of Core Trust
                  (Delaware)(a)                                   844,442
      48,021    Norwest Advantage ValuGrowth(SM) Stock
                  Fund - Class A                                1,257,208

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                      VALUE
-----------------------------------------------------------------
     NORWEST WEALTHBUILDER II GROWTH & INCOME PORTFOLIO (continued)
-----------------------------------------------------------------

UNDERLYING FUNDS (continued)

      59,393    Putnam Growth & Income Fund               $     1,256,169
      42,147    Putnam International Growth Fund - Class
                  A                                               843,801
         N/A    Schroder U.S. Smaller Companies
                  Portfolio(a)                                    852,498
                                                          ---------------

TOTAL UNDERLYING FUNDS (COST $8,064,794)                        8,411,936
                                                          ---------------
TIME DEPOSITS (0.8%)
      64,935    PNC Bank Corp. (cost $64,935)                      64,935
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $8,129,729)              $     8,476,871
                                                          ---------------
                                                          ---------------
-----------------------------------------------------------------
                NORWEST WEALTHBUILDER II GROWTH PORTFOLIO
-----------------------------------------------------------------
UNDERLYING FUNDS (98.5%)
      52,180    AIM Blue Chip Fund - Class A              $     1,873,803
       9,442    Franklin Small Cap Growth Fund                    228,509
         N/A    Income Equity Portfolio of Core Trust
                  (Delaware)(a)                                   821,653
         N/A    International Portfolio of Core Trust
                  (Delaware)(a)                                   258,799
      67,584    Norwest Advantage ValuGrowth(SM) Stock
                  Fund - Class A                                1,769,350
      10,297    Putnam Growth & Income Fund                       217,782
      15,118    Putnam International Growth Fund - Class
                  A                                               302,672
         N/A    Schroder U.S. Smaller Companies
                  Portfolio(a)                                    216,491
                                                          ---------------

TOTAL UNDERLYING FUNDS (COST $5,434,510)                        5,689,059
                                                          ---------------
TIME DEPOSITS (1.5%)
      89,505    PNC Bank Corp. (cost $89,505)                      89,505
                                                          ---------------

TOTAL INVESTMENTS (100.0%) (COST $5,524,015)              $     5,778,564
                                                          ---------------
                                                          ---------------

N/A - Core Portfolios are partnership investments which do not issue shares
(a) Represents less than 2% of the net assets of the Core Portfolio.

                                                                    [LOGO]
See Notes to Financial Statements

Norwest Advantage Funds
733 Marquette Avenue
Minneapolis, MN 55479-0040


Bulk Rate
U.S. Postage
PAID
Permit No. 3489
Minneapolis, MN


Shareholders Services
Minneapolis/St. Paul 1-612-667-8833
Elsewhere 1-800-338-1348

Norwest Investment Management, Inc.
Investment Adviser

Norwest Bank Minnesota, N.A.
Transfer Agent
Custodian

Forum Financial Services, Inc.
Manager and Distributor

-C- 1998 NORWEST ADVANTAGE FUNDS
7/98

THIS REPORT IS FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY CURRENT PROSPECTUSES OF THE NORWEST ADVANTAGE FUNDS.

[LOGO]NORWEST WEALTHBUILDER II